Sohu.com Limited Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sohu.com Limited's outstanding shares
Summary of the Company’s outstanding shares (in thousands):

	Number of Outstanding Shares As of December 31,
	2022	2023	2024
Balance, beginning of year	38,221	33,737	33,048
Issuances:	25	7	137
Repurchases:	(4,509)	(696)	(3,120)

Balance, end of year	33,737	33,048	30,065

Sohu 2018 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option activity
A summary of option activity under the Sohu 2018 Share Incentive Plan as of and for the year ended December 31, 2024 is presented below:

			Weighted
	Number	Weighted	Average	Aggregate
	Of	Average	Remaining	Intrinsic
	Shares	Exercise	Contractual	Value (1)
Options	(in thousands)	Price	Life (Years)	(in thousands)
Outstanding as of January 1, 2024	454	$0.001		$
Granted	10	0.001
Exercised	(137)	0.001
Forfeited or expired	0

Outstanding as of December 31, 2024	327	0.001	4.64	4,316

Vested as of December 31, 2024	327	0.001	4.64	4,316

Exercisable as of December 31, 2024	327	0.001	4.64	4,316

Note (1): The aggregated intrinsic value in the preceding table represents the difference between Sohu’s closing ADS price of $13.18 on December 31, 2024 and the nominal exercise price of the options.